Current and Deferred Taxes (Details) - Schedule of current taxes - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Summary of current tax liabilities (assets)
Current tax (assets)	$ (36,514)	$ (121,534)
Current tax liabilities	148,680
Total tax payable (recoverable)	112,166	(121,534)
(Assets) liabilities current taxes detail (net)
Income tax, tax rate	147,668	4,434
Minus:
Provisional monthly payments	(33,021)	(138,515)
Credit for training expenses	(2,039)	(2,110)
Grant credits	(1,160)
Other	$ 718	$ 14,657